Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2020
Accrued expenses and other liabilities
18. Accrued expenses and other liabilities
Accrued expenses and oth
e
r liabilities include the amounts set forth below:

	As of March 31,
	2019	2020	2020
	(In millions)
Bills payable	Rs. 70,404.0	Rs. 75,837.2	US$	1,005.9
Remittances in transit	41,721.1	35,507.3		471.0
Accrued expenses	57,816.9	54,898.3		728.2
Accounts payable	88,212.9	103,386.2		1,371.4
Derivatives (refer to note 24)	128,449.0	184,783.0		2,451.0
Lease liabilities	—	65,615.1		870.3
Others	80,834.7	91,300.1		1,211.0

Total	Rs.467,438.6	Rs.611,327.2	US$	8,108.8

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2019 and March 31, 2020 was Rs. 538.8 million and Rs. 786.8 million (US$ 10.4 million), respectively.